Tangible Fixed Assets and Vessels Under Construction (Tables)	6 Months Ended
Jun. 30, 2021
Tangible Fixed Assets and Vessels Under Construction
Schedule of movements in tangible fixed assets and vessels under construction

		Office property	Total
		and other	tangible fixed	Vessels under
	Vessels	tangible assets	assets	construction
Cost
As of January 1, 2021	6,078,041	33,380	6,111,421	132,839
Additions	11,647	1,889	13,536	321,563
Transfer from vessels under construction	375,710	—	375,710	(375,710)
Fully amortized fixed assets	(8,626)	—	(8,626)	—
As of June 30, 2021	6,456,772	35,269	6,492,041	78,692

Accumulated depreciation
As of January 1, 2021	1,076,867	6,045	1,082,912	—
Depreciation expense	90,446	319	90,765	—
Fully amortized fixed assets	(8,626)	—	(8,626)	—
As of June 30, 2021	1,158,687	6,364	1,165,051	—

Net book value
As of December 31, 2020	5,001,174	27,335	5,028,509	132,839
As of June 30, 2021	5,298,085	28,905	5,326,990	78,692

Schedule of new buildings on order at Samsung

			Cargo Capacity
	Date of	Estimated	cubic meters
LNG Carrier	agreement	delivery	(“cbm”)
Hull No. 2312	December 2018	Q3 2021	180,000